SUMMARY OF REVENUES BY GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,010	$ 1,284	$ 7,773	$ 1,316	$ 5,207
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,010	$ 1,284	$ 7,773	$ 1,316	$ 5,207